Shareholders' Equity (Share Repurchase Activity) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Equity [Abstract]
Treasury Stock, Shares, Acquired	6.5	2.1	31.2	3.9	13.8	13.9
Treasury Stock Acquired, Average Cost Per Share	$ 30.01	$ 45.98	$ 29.85	$ 48.29	$ 37.06	$ 41.51
Treasury Stock, Value, Acquired, Cost Method	$ 195	$ 98	$ 929	$ 188	$ 513	$ 578	$ 125